First-time Adoption - Reconciliation of Other Comprehensive Income Statement Pursuant to First Time Adoption of IFRS (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure of comparative information prepared under previous GAAP [line items]
Net income	¥ 867,508	¥ 586,193	¥ 1,498,697	¥ 1,770,185	¥ 2,111,125
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	202,914	190,037	192,880	291,348	(243,853)
Remeasurements of defined benefit plans	(246)	(4,480)	(2,381)	(9,554)	(43,399)
Shares of other comprehensive income of equity method investees	39,114	9,659	(2,739)	51,514	62,568
Total of items that will not be reclassified to profit (loss)	241,782	195,216	187,760	333,308	(224,684)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	16,627	168,718	27,415	(99,836)	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(13,351)	(37,025)	(28,450)	27,583	113,390
Shares of other comprehensive income of equity method investees	11,501	(6,204)	(24,184)	(54,657)	(35,253)
Total of items that may be reclassified subsequently to profit (loss)	14,777	125,489	(25,219)	(126,910)	(283,961)
Total other comprehensive income, net of tax	256,560	320,705	162,541	206,398	(508,645)
Comprehensive income	1,124,068	906,897	1,661,238	1,976,583	1,602,480
Comprehensive income for the period attributable to [abstract]
Toyota Motor Corporation	1,087,116	869,151	1,610,308	1,910,336	1,555,009
Non-controlling interests	36,952	37,746	50,929	66,247	47,472
Comprehensive income	¥ 1,124,068	906,897	¥ 1,661,238	1,976,583	1,602,480
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net income		763,863		2,078,652	2,142,329
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		(33,327)		32,240	118,363
Remeasurements of defined benefit plans		881		2,081	(60,196)
Total of items that will not be reclassified to profit (loss)		(32,446)		34,321	58,167
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations		163,687		(87,969)	(333,854)
Total of items that may be reclassified subsequently to profit (loss)		163,687		(87,969)	(333,854)
Total other comprehensive income, net of tax		131,241		(53,648)	(275,687)
Comprehensive income		895,104		2,025,004	1,866,642
Comprehensive income for the period attributable to [abstract]
Toyota Motor Corporation		867,036		1,959,234	1,820,764
Non-controlling interests		28,068		65,770	45,878
Comprehensive income		895,104		2,025,004	1,866,642
Effect of transition to IFRSs [member]
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		33,327		(32,240)	(118,363)
Remeasurements of defined benefit plans		(285)		(647)	(612)
Shares of other comprehensive income of equity method investees		285		647	612
Total of items that will not be reclassified to profit (loss)		33,327		(32,240)	(118,363)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations		155,723		108,484	89,371
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		(33,327)		32,240	118,363
Shares of other comprehensive income of equity method investees		(155,723)		(108,484)	(89,371)
Total of items that may be reclassified subsequently to profit (loss)		(33,327)		32,240	118,363
Adjustment of recognition and measurement [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net income		(177,671)		(308,467)	(31,204)
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		190,037		291,348	(243,853)
Remeasurements of defined benefit plans		(5,077)		(10,988)	17,409
Shares of other comprehensive income of equity method investees		9,374		50,867	61,956
Total of items that will not be reclassified to profit (loss)		194,334		331,227	(164,488)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations		(150,691)		(120,351)	(117,614)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		(3,697)		(4,657)	(4,973)
Shares of other comprehensive income of equity method investees		149,518		53,826	54,118
Total of items that may be reclassified subsequently to profit (loss)		(4,870)		(71,182)	(68,469)
Total other comprehensive income, net of tax		189,463		260,045	(232,958)
Comprehensive income		11,792		(48,422)	(264,162)
Comprehensive income for the period attributable to [abstract]
Toyota Motor Corporation		2,115		(48,899)	(265,756)
Non-controlling interests		9,678		478	1,594
Comprehensive income		¥ 11,792		¥ (48,422)	¥ (264,162)